Inventories	3 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 5 — Inventories

The components of inventory consist of the following:

	March 31, 2017	December 31, 2016
	(In millions)
Finished goods	$134.7	$131.4
Work in process	45.6	43.4
Raw materials and supplies	68.3	65.8

Inventories, net	$248.6	$240.6